UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2022 (unaudited)
Sector	Percentage of Fund Investments
Financial	23.94%
Industrial	19.13
Consumer, Non-cyclical	16.61
Consumer, Cyclical	14.38
Technology	8.44
Basic Materials	5.02
Energy	4.53
Utilities	4.06
Communications	1.83
Government Money Market Mutual Funds	0.28
Short Term Investments	1.78
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 804.50	$0.85
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.95
Investor Class
Actual	$1,000.00	$ 802.80	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Class L
Actual	$1,000.00	$ 802.00	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.96
* Expenses are equal to the Fund's annualized expense ratio of 0.19% for the Institutional Class, 0.55% for the Investor Class and 0.79% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.99%
103,747	Alcoa Corp	$ 4,728,788
28,527	Ashland Global Holdings Inc	2,939,707
31,743	Cabot Corp	2,024,886
87,446	Chemours Co	2,800,021
268,585	Cleveland-Cliffs Inc(a)	4,128,151
68,338	Commercial Metals Co	2,261,988
21,911	Ingevity Corp(a)	1,383,461
18,542	Minerals Technologies Inc	1,137,366
3,806	NewMarket Corp	1,145,454
78,063	Olin Corp	3,612,756
34,843	Reliance Steel & Aluminum Co	5,918,432
36,919	Royal Gold Inc	3,942,211
72,837	RPM International Inc	5,733,729
23,642	Sensient Technologies Corp	1,904,599
100,825	Steel Dynamics Inc	6,669,574
146,599	United States Steel Corp	2,625,588
100,230	Valvoline Inc	2,889,631
		55,846,342
Communications — 1.81%
2,765	Cable One Inc	3,564,970
31,435	Calix Inc(a)	1,073,191
85,567	Ciena Corp(a)	3,910,412
71,992	Iridium Communications Inc(a)	2,704,019
93,763	New York Times Co Class A	2,615,987
124,463	TEGNA Inc	2,609,989
56,530	TripAdvisor Inc(a)	1,006,234
41,868	Viasat Inc(a)	1,282,417
24,324	World Wrestling Entertainment Inc Class A	1,520,007
		20,287,226
Consumer, Cyclical — 14.28%
53,329	Adient PLC(a)	1,580,138
88,294	American Eagle Outfitters Inc	987,127
20,012	AutoNation Inc(a)	2,236,541
51,425	Avient Corp	2,061,114
75,881	BJ's Wholesale Club Holdings Inc(a)	4,728,904
45,009	Boyd Gaming Corp	2,239,198
42,596	Brunswick Corp	2,784,926
65,735	Callaway Golf Co(a)	1,340,994
83,029	Capri Holdings Ltd(a)	3,405,019
22,663	Carter's Inc	1,597,288
20,874	Casey's General Stores Inc	3,861,273
18,508	Choice Hotels International Inc	2,066,048
19,250	Churchill Downs Inc	3,686,953
18,651	Columbia Sportswear Co	1,335,039
13,064	Cracker Barrel Old Country Store Inc	1,090,713
34,635	Crocs Inc(a)	1,685,685
82,007	Dana Inc	1,153,838
15,323	Deckers Outdoor Corp(a)	3,912,728
32,653	Dick's Sporting Goods Inc(b)	2,461,057
Shares		Fair Value
Consumer, Cyclical — (continued)
22,387	FirstCash Holdings Inc	$ 1,556,120
31,224	Five Below Inc(a)	3,541,738
46,891	Foot Locker Inc	1,183,998
23,708	Fox Factory Holding Corp(a)	1,909,442
34,781	GameStop Corp Class A(a)(b)	4,253,716
120,894	Gap Inc	996,167
131,876	Gentex Corp	3,688,572
158,878	Goodyear Tire & Rubber Co(a)	1,701,583
196,176	Hanesbrands Inc	2,018,651
82,896	Harley-Davidson Inc	2,624,487
75,375	IAA Inc(a)	2,470,039
180,434	JetBlue Airways Corp(a)	1,510,233
48,793	KB Home	1,388,649
72,328	Kohl's Corp	2,581,386
33,623	Lear Corp	4,232,799
75,123	Leggett & Platt Inc	2,597,753
53,808	Light & Wonder Inc(a)	2,528,438
16,274	Lithia Motors Inc	4,472,258
160,225	Macy's Inc	2,935,322
23,304	Marriott Vacations Worldwide Corp	2,707,925
198,266	Mattel Inc(a)	4,427,280
43,269	MillerKnoll Inc	1,136,677
26,541	MSC Industrial Direct Co Inc Class A	1,993,495
12,523	Murphy USA Inc	2,916,231
62,759	Nordstrom Inc	1,326,098
28,423	Nu Skin Enterprises Inc Class A	1,230,716
32,814	Ollie's Bargain Outlet Holdings Inc(a)(b)	1,927,823
17,626	Papa John's International Inc	1,472,124
31,457	Polaris Inc	3,123,051
9,890	RH (a)	2,099,251
22,744	Scotts Miracle-Gro Co	1,796,549
43,759	Six Flags Entertainment Corp(a)	949,570
75,866	Skechers USA Inc Class A(a)	2,699,312
68,408	Taylor Morrison Home Corp(a)	1,598,011
98,738	Tempur Sealy International Inc	2,110,031
38,342	Texas Roadhouse Inc	2,806,634
30,952	Thor Industries Inc	2,313,043
62,018	Toll Brothers Inc	2,766,003
48,043	Travel + Leisure Co	1,865,029
215,545	Under Armour Inc Class C(a)	1,711,781
95,187	Univar Solutions Inc(a)	2,367,301
38,221	Victoria's Secret & Co(a)	1,069,041
15,811	Visteon Corp(a)	1,637,703
18,654	Watsco Inc	4,454,948
97,624	Wendy's Co	1,843,141
39,390	Williams-Sonoma Inc	4,370,321
16,804	Wingstop Inc	1,256,435
51,803	Wyndham Hotels & Resorts Inc	3,404,493
48,462	YETI Holdings Inc(a)	2,096,951
		159,882,902

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 16.49%
50,919	Acadia Healthcare Co Inc(a)	$ 3,443,652
18,322	Amedisys Inc(a)	1,926,009
59,474	Arrowhead Pharmaceuticals Inc(a)	2,094,080
28,743	ASGN Inc(a)	2,594,056
19,284	Avis Budget Group Inc(a)	2,836,291
60,802	BellRing Brands Inc(a)	1,513,362
5,287	Boston Beer Co Inc Class A(a)	1,601,802
26,896	Brink's Co	1,632,856
56,248	Bruker Corp	3,530,124
8,420	Chemed Corp	3,952,264
193,528	Coty Inc Class A(a)	1,550,159
90,847	Darling Ingredients Inc(a)	5,432,651
56,137	Encompass Health Corp	3,146,479
91,468	Envista Holdings Corp(a)	3,525,177
28,434	Euronet Worldwide Inc(a)	2,860,176
180,407	Exelixis Inc(a)	3,756,074
112,106	Flowers Foods Inc	2,950,630
19,389	FTI Consulting Inc(a)	3,506,501
44,603	Globus Medical Inc Class A(a)	2,504,012
2,176	Graham Holdings Co Class B	1,233,444
18,179	Grand Canyon Education Inc(a)	1,712,280
49,326	Grocery Outlet Holding Corp(a)	2,102,767
57,235	GXO Logistics Inc(a)	2,476,558
89,767	H&R Block Inc	3,170,570
28,749	Haemonetics Corp(a)	1,873,860
49,926	Hain Celestial Group Inc(a)	1,185,243
77,593	Halozyme Therapeutics Inc(a)	3,414,092
47,453	HealthEquity Inc(a)	2,913,140
13,411	Helen of Troy Ltd(a)	2,178,081
11,291	ICU Medical Inc(a)	1,856,128
19,179	Inari Medical Inc(a)	1,303,980
37,247	Ingredion Inc	3,283,696
20,039	Insperity Inc	2,000,493
40,215	Integra LifeSciences Holdings Corp(a)	2,172,816
35,053	Jazz Pharmaceuticals PLC(a)	5,468,619
24,697	John Wiley & Sons Inc Class A	1,179,529
11,145	Lancaster Colony Corp	1,435,253
17,452	LHC Group Inc(a)	2,717,974
30,058	LivaNova PLC(a)	1,877,723
29,785	ManpowerGroup Inc	2,275,872
28,721	Masimo Corp(a)	3,752,973
15,140	Medpace Holdings Inc(a)	2,266,004
60,645	Neogen Corp(a)	1,460,938
53,759	Neurocrine Biosciences Inc(a)	5,240,427
29,271	NuVasive Inc(a)	1,438,962
77,980	Option Care Health Inc(a)	2,167,064
49,092	Patterson Cos Inc	1,487,488
22,324	Paylocity Holding Corp(a)	3,893,752
19,921	Penumbra Inc(a)	2,480,563
87,183	Performance Food Group Co(a)	4,008,674
75,681	Perrigo Co PLC	3,070,378
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
26,466	Pilgrim's Pride Corp(a)	$ 826,533
31,433	Post Holdings Inc(a)	2,588,508
39,821	Progyny Inc(a)	1,156,800
28,136	QuidelOrtho Corp(a)	2,734,256
75,516	R1 RCM Inc(a)	1,582,815
28,996	Repligen Corp(a)	4,708,950
183,584	Sabre Corp(a)(b)	1,070,295
11,931	Sanderson Farms Inc	2,571,488
89,284	Service Corp International	6,171,310
20,131	Shockwave Medical Inc(a)	3,848,443
54,499	Sotera Health Co(a)	1,067,635
60,705	Sprouts Farmers Market Inc(a)	1,537,051
26,892	STAAR Surgical Co(a)	1,907,450
57,695	Syneos Health Inc(a)	4,135,578
35,977	Tandem Diabetes Care Inc(a)	2,129,479
60,590	Tenet Healthcare Corp(a)	3,184,610
25,479	United Therapeutics Corp(a)	6,003,872
25,305	WEX Inc(a)	3,936,446
		184,617,215
Energy — 4.50%
182,993	Antero Midstream Corp	1,656,087
114,407	ChampionX Corp	2,270,979
109,712	CNX Resources Corp(a)	1,805,859
54,410	DT Midstream Inc	2,667,178
166,282	EQT Corp	5,720,101
228,811	Equitrans Midstream Corp	1,455,238
55,754	First Solar Inc(a)	3,798,520
84,126	HF Sinclair Corp(a)	3,799,130
62,455	Matador Resources Co	2,909,778
82,148	Murphy Oil Corp	2,480,048
220,936	NOV Inc	3,736,028
53,675	PDC Energy Inc(a)	3,306,917
145,789	Range Resources Corp(a)	3,608,278
47,606	SunPower Corp(a)(b)	752,651
118,181	Sunrun Inc(a)	2,760,708
128,236	Targa Resources Corp	7,651,842
		50,379,342
Financial — 23.78%
21,754	Affiliated Managers Group Inc	2,536,516
7,569	Alleghany Corp(a)	6,305,734
78,455	American Campus Communities Inc REIT	5,057,994
37,337	American Financial Group Inc	5,182,749
88,363	Apartment Income Corp REIT	3,675,901
84,396	Associated Banc-Corp	1,541,071
22,662	Bank of Hawaii Corp	1,686,053
63,509	Bank OZK	2,383,493
27,998	Bread Financial Holdings Inc(a)	1,037,606
42,126	Brighthouse Financial Inc(a)	1,728,009
168,479	Brixmor Property Group Inc REIT	3,404,961

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
103,269	Cadence Bank	$ 2,424,756
42,269	Cathay General Bancorp	1,654,831
65,934	CNO Financial Group Inc	1,192,746
61,798	Commerce Bancshares Inc	4,057,039
63,230	Corporate Office Properties Trust REIT	1,655,994
83,676	Cousins Properties Inc REIT	2,445,849
32,087	Cullen/Frost Bankers Inc	3,736,531
98,874	Douglas Emmett Inc REIT	2,212,800
79,819	East West Bancorp Inc	5,172,271
23,444	EastGroup Properties Inc REIT	3,618,113
42,169	EPR Properties REIT	1,978,991
60,656	Essent Group Ltd	2,359,518
22,834	Evercore Inc Class A	2,137,491
51,560	Federated Hermes Inc Class B(a)	1,639,092
60,412	First American Financial Corp	3,197,003
72,249	First Financial Bankshares Inc	2,837,218
300,852	First Horizon Corp	6,576,625
74,247	First Industrial Realty Trust Inc REIT	3,525,248
189,784	FNB Corp	2,061,054
90,669	Fulton Financial Corp	1,310,167
61,055	Glacier Bancorp Inc	2,895,228
48,580	Hancock Whitney Corp(a)	2,153,551
20,019	Hanover Insurance Group Inc	2,927,779
85,274	Healthcare Realty Trust Inc REIT	2,319,453
59,146	Highwoods Properties Inc REIT	2,022,202
106,413	Home BancShares Inc	2,210,198
82,014	Hudson Pacific Properties Inc REIT	1,217,088
124,250	Independence Realty Trust Inc REIT	2,575,703
49,190	Interactive Brokers Group Inc Class A	2,705,942
30,207	International Bancshares Corp	1,210,697
94,376	Janus Henderson Group PLC	2,218,780
61,153	JBG SMITH Properties REIT	1,445,657
107,772	Jefferies Financial Group Inc	2,976,663
27,484	Jones Lang LaSalle Inc(a)	4,805,852
33,732	Kemper Corp	1,615,763
59,084	Kilroy Realty Corp REIT	3,091,866
12,111	Kinsale Capital Group Inc	2,781,170
123,203	Kite Realty Group Trust REIT	2,130,180
48,969	Lamar Advertising Co REIT Class A	4,307,803
47,452	Life Storage Inc REIT	5,298,490
120,731	Macerich Co REIT	1,051,567
337,537	Medical Properties Trust Inc REIT	5,154,190
14,381	Mercury General Corp	637,078
174,140	MGIC Investment Corp	2,194,164
98,944	National Retail Properties Inc REIT	4,254,592
Shares		Fair Value
Financial — (continued)
47,328	National Storage Affiliates Trust REIT	$ 2,369,713
83,750	Navient Corp	1,171,663
262,694	New York Community Bancorp Inc(a)	2,398,396
164,780	Old National Bancorp	2,437,096
161,272	Old Republic International Corp	3,606,042
132,302	Omega Healthcare Investors Inc REIT	3,729,593
66,108	PacWest Bancorp	1,762,439
131,263	Park Hotels & Resorts Inc REIT	1,781,239
73,880	Pebblebrook Hotel Trust REIT	1,224,192
126,721	Physicians Realty Trust REIT	2,211,281
42,964	Pinnacle Financial Partners Inc	3,106,727
39,019	PotlatchDeltic Corp REIT	1,724,250
21,646	Primerica Inc	2,590,810
51,849	Prosperity Bancshares Inc	3,539,731
11,343	PS Business Parks Inc REIT	2,122,842
82,285	Rayonier Inc REIT	3,075,813
37,679	Reinsurance Group of America Inc	4,419,370
24,854	RenaissanceRe Holdings Ltd	3,886,420
92,819	Rexford Industrial Realty Inc REIT	5,345,446
22,430	RLI Corp	2,615,114
129,904	Sabra Health Care Inc REIT	1,814,759
58,677	SEI Investments Co	3,169,732
33,946	Selective Insurance Group Inc	2,951,265
36,067	SL Green Realty Corp REIT	1,664,492
151,424	SLM Corp	2,413,699
75,544	Spirit Realty Capital Inc REIT	2,854,052
59,946	Stifel Financial Corp	3,358,175
142,029	STORE Capital Corp REIT	3,704,116
81,749	Synovus Financial Corp	2,947,051
28,530	Texas Capital Bancshares Inc(a)	1,501,819
24,230	UMB Financial Corp	2,086,203
122,081	Umpqua Holdings Corp	2,047,298
76,336	United Bankshares Inc	2,677,104
113,109	Unum Group	3,847,968
236,368	Valley National Bancorp	2,460,591
57,470	Voya Financial Inc	3,421,189
37,322	Washington Federal Inc	1,120,406
100,175	Webster Financial Corp	4,222,376
217,132	Western Union Co	3,576,164
33,930	Wintrust Financial Corp	2,719,489
		266,211,205
Industrial — 19.00%
19,451	Acuity Brands Inc	2,996,232
79,502	AECOM	5,185,120
34,382	AGCO Corp	3,393,503
36,883	AptarGroup Inc	3,806,694
37,144	Arrow Electronics Inc(a)	4,163,471

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
54,944	Avnet Inc	$ 2,355,999
39,942	Axon Enterprise Inc(a)	3,721,396
25,103	Belden Inc	1,337,237
97,175	Builders FirstSource Inc(a)	5,218,298
29,079	Carlisle Cos Inc	6,938,540
20,167	Chart Industries Inc(a)	3,375,553
28,166	Clean Harbors Inc(a)	2,469,313
97,723	Cognex Corp	4,155,182
13,956	Coherent Inc(a)	3,715,366
26,800	Crane Holdings Co	2,346,608
21,625	Curtiss-Wright Corp	2,855,798
69,498	Donaldson Co Inc	3,345,634
16,666	Dycom Industries Inc(a)	1,550,605
22,221	Eagle Materials Inc	2,442,977
28,766	EMCOR Group Inc	2,961,747
37,394	Energizer Holdings Inc	1,060,120
23,202	EnerSys	1,367,990
26,440	Enovis Corp(a)	1,454,200
25,664	Esab Corp	1,122,800
73,484	Flowserve Corp	2,103,847
79,876	Fluor Corp(a)	1,944,182
20,024	GATX Corp	1,885,460
95,185	Graco Inc	5,654,941
14,964	Greif Inc Class A	933,454
47,277	Hexcel Corp	2,473,060
30,183	Hubbell Inc	5,390,080
59,879	II-VI Inc(a)(b)	3,050,835
46,967	ITT Inc	3,158,061
79,430	Jabil Inc	4,067,610
46,481	Kennametal Inc	1,079,754
33,916	Kirby Corp(a)	2,063,449
92,001	Knight-Swift Transportation Holdings Inc	4,258,726
20,882	Landstar System Inc	3,036,660
18,581	Lennox International Inc	3,838,649
32,677	Lincoln Electric Holdings Inc	4,031,035
13,914	Littelfuse Inc	3,534,713
46,189	Louisiana-Pacific Corp	2,420,766
32,142	MasTec Inc(a)	2,303,296
114,378	MDU Resources Group Inc	3,087,062
32,439	Mercury Systems Inc(a)	2,086,801
30,592	Middleby Corp(a)	3,835,013
20,576	MSA Safety Inc	2,491,136
73,781	National Instruments Corp	2,304,181
93,564	nVent Electric PLC	2,931,360
37,007	Oshkosh Corp	3,039,755
54,603	Owens Corning	4,057,549
37,687	Regal Rexnord Corp	4,278,228
28,762	Ryder System Inc	2,043,828
14,853	Saia Inc(a)	2,792,364
47,364	Silgan Holdings Inc	1,958,501
24,276	Simpson Manufacturing Co Inc	2,442,408
54,836	Sonoco Products Co	3,127,845
51,796	Stericycle Inc(a)	2,271,255
23,243	TD SYNNEX Corp	2,117,437
39,540	Terex Corp	1,082,210
30,195	Tetra Tech Inc	4,123,127
37,998	Timken Co	2,015,794
Shares		Fair Value
Industrial — (continued)
18,436	TopBuild Corp(a)	$ 3,081,762
58,799	Toro Co	4,456,376
63,670	Trex Co Inc(a)	3,464,921
24,431	Universal Display Corp	2,470,951
11,986	Valmont Industries Inc	2,692,415
11,739	Vicor Corp(a)	642,476
74,204	Vishay Intertechnology Inc	1,322,315
90,561	Vontier Corp	2,081,997
15,427	Watts Water Technologies Inc Class A	1,895,053
33,299	Werner Enterprises Inc	1,283,344
34,110	Woodward Inc	3,154,834
17,600	Worthington Industries Inc	776,160
55,636	XPO Logistics Inc(a)	2,679,430
		212,656,849
Technology — 8.38%
65,362	ACI Worldwide Inc(a)	1,692,222
57,934	Amkor Technology Inc	981,981
15,749	Aspen Technology Inc(a)	2,892,776
42,177	Azenta Inc(a)	3,040,962
25,610	Blackbaud Inc(a)	1,487,173
13,170	CACI International Inc Class A(a)	3,711,043
65,688	CDK Global Inc	3,597,732
32,220	Cirrus Logic Inc(a)	2,337,239
16,093	CMC Materials Inc	2,808,068
25,088	CommVault Systems Inc(a)	1,578,035
24,200	Concentrix Corp	3,282,488
31,041	Envestnet Inc(a)	1,638,034
14,586	Fair Isaac Corp(a)	5,847,527
95,810	Genpact Ltd	4,058,512
19,711	IPG Photonics Corp(a)	1,855,396
78,499	KBR Inc	3,798,567
103,076	Kyndryl Holdings Inc(a)	1,008,083
77,401	Lattice Semiconductor Corp(a)	3,753,948
38,810	Lumentum Holdings Inc(a)	3,082,290
35,499	Manhattan Associates Inc(a)	4,068,185
34,542	Maximus Inc	2,159,220
31,306	MKS Instruments Inc	3,212,935
76,833	NCR Corp(a)	2,390,275
32,796	Power Integrations Inc	2,460,028
18,784	Qualys Inc(a)	2,369,414
53,027	Sailpoint Technologies Holdings Inc(a)	3,323,732
31,396	Science Applications International Corp	2,922,968
35,698	Semtech Corp(a)	1,962,319
20,575	Silicon Laboratories Inc(a)	2,885,026
8,758	SiTime Corp(a)	1,427,817
22,277	Synaptics Inc(a)(b)	2,629,800
58,890	Teradata Corp(a)	2,179,519
69,540	Wolfspeed Inc(a)	4,412,313
67,912	Xerox Holdings Corp	1,008,493
26,602	Ziff Davis Inc(a)	1,982,647
		93,846,767

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — 4.04%
32,055	ALLETE Inc	$ 1,884,193
36,467	Black Hills Corp	2,653,704
129,505	Essential Utilities Inc	5,937,804
61,552	Hawaiian Electric Industries Inc	2,517,477
28,438	IDACORP Inc	3,012,153
51,441	National Fuel Gas Co	3,397,678
54,083	New Jersey Resources Corp	2,408,316
30,451	NorthWestern Corp	1,794,477
112,607	OGE Energy Corp	4,342,126
30,423	ONE Gas Inc	2,470,043
48,279	PNM Resources Inc	2,306,771
50,212	Portland General Electric Co	2,426,746
37,602	Southwest Gas Holdings Inc	3,274,382
29,316	Spire Inc	2,180,231
118,114	UGI Corp	4,560,381
		45,166,482
TOTAL COMMON STOCK — 97.27% (Cost $1,070,105,940)		$1,088,894,330
GOVERNMENT MONEY MARKET MUTUAL FUNDS
403,000	BlackRock FedFund Institutional Class(c), 1.32%(d)	403,000
862,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 1.46%(d)	862,000
403,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 1.38%(d)	403,000
403,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.84%(d)	403,000
1,039,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(c), 1.38%(d)	1,039,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.28% (Cost $3,110,000)		$ 3,110,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.02%
$11,400,000	Federal Home Loan Bank(e) 1.01%, 07/01/2022	$ 11,400,000
Repurchase Agreements — 0.75%
2,739,256	Undivided interest of 2.52% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $2,739,256 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(c)	2,739,256
2,739,256	Undivided interest of 2.53% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $2,739,256 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(c)	2,739,256
2,739,256	Undivided interest of 5.38% in a repurchase agreement (principal amount/value $51,006,030 with a maturity value of $51,008,198) with Scotia Capital (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $2,739,256 on 7/1/22 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 7.00%, 2/15/24 - 1/20/64, with a value of $52,028,378.(c)	2,739,256

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 208,191	Undivided interest of 93.98% in a repurchase agreement (principal amount/value $221,727 with a maturity value of $221,736) with HSBC Securities (USA) Inc, 1.48%, dated 6/30/22 to be repurchased at $ 208,191 on 7/1/22 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 11/15/23 - 8/15/51, with a value of $226,162.(c)	$ 208,191
		8,425,959
TOTAL SHORT TERM INVESTMENTS — 1.77% (Cost $19,825,959)		$ 19,825,959
TOTAL INVESTMENTS — 99.32% (Cost $1,093,041,899)		$1,111,830,289
OTHER ASSETS & LIABILITIES, NET — 0.68%		$ 7,652,314
TOTAL NET ASSETS — 100.00%		$1,119,482,603
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2022.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
At June 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	133	USD	30,164,400	September 2022	$291,939
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $11,133,563 of securities on loan)(a)	$1,103,404,330
Repurchase agreements, fair value(b)	8,425,959
Cash	10,463,016
Cash pledged on futures contracts	7,129,237
Dividends receivable	1,118,240
Subscriptions receivable	1,976,119
Total Assets	1,132,516,901
LIABILITIES:
Payable for director fees	7,369
Payable for distribution fees	7,768
Payable for other accrued fees	56,314
Payable for shareholder services fees	194,555
Payable to investment adviser	162,928
Payable upon return of securities loaned	11,535,959
Redemptions payable	774,145
Variation margin on futures contracts	295,260
Total Liabilities	13,034,298
NET ASSETS	$1,119,482,603
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,939,093
Paid-in capital in excess of par	1,069,972,701
Undistributed/accumulated earnings	39,570,809
NET ASSETS	$1,119,482,603
NET ASSETS BY CLASS
Investor Class	$629,790,588
Class L	$42,957,745
Institutional Class	$446,734,270
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	10,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	37,613,361
Class L	5,083,906
Institutional Class	56,693,667
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$16.74
Class L	$8.45
Institutional Class	$7.88
(a) Cost of investments	$1,084,615,940
(b) Cost of repurchase agreements	$8,425,959
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$36,105
Income from securities lending	43,756
Dividends	8,662,045
Total Income	8,741,906
EXPENSES:
Management fees	967,646
Shareholder services fees – Investor Class	1,095,902
Shareholder services fees – Class L	23,413
Audit and tax fees	15,044
Custodian fees	11,238
Director's fees	16,275
Distribution fees – Class L	16,722
Legal fees	2,432
Pricing fees	732
Registration fees	110,681
Shareholder report fees	624
Transfer agent fees	8,059
Other fees	5,574
Total Expenses	2,274,342
Less amount waived by investment adviser	54,863
Net Expenses	2,219,479
NET INVESTMENT INCOME	6,522,427
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	13,095,331
Net realized loss on futures contracts	(3,497,708)
Net Realized Gain	9,597,623
Net change in unrealized depreciation on investments	(257,898,001)
Net change in unrealized depreciation on futures contracts	(623,785)
Net Change in Unrealized Depreciation	(258,521,786)
Net Realized and Unrealized Loss	(248,924,163)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(242,401,736)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West S&P Mid Cap 400® Index Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$6,522,427	$9,157,812
Net realized gain	9,597,623	80,141,674
Net change in unrealized appreciation (depreciation)	(258,521,786)	95,581,253
Net Increase (Decrease) in Net Assets Resulting from Operations	(242,401,736)	184,880,739
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,456,623)	(27,827,917)
Class L	(375,577)	(59,205)
Institutional Class	(4,274,629)	(58,168,855)
From Net Investment Income and Net Realized Gains	(6,106,829)	(86,055,977)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	241,882,011	440,574,061
Class L	48,691,967	49,664
Institutional Class	84,932,236	88,908,985
Shares issued in reinvestment of distributions
Investor Class	1,456,623	27,827,917
Class L	375,577	59,205
Institutional Class	4,274,629	58,168,855
Shares redeemed
Investor Class	(90,478,849)	(137,744,994)
Class L	(1,684,281)	(80,604)
Institutional Class	(54,654,995)	(170,154,412)
Net Increase in Net Assets Resulting from Capital Share Transactions	234,794,918	307,608,677
Total Increase (Decrease) in Net Assets	(13,713,647)	406,433,439
NET ASSETS:
Beginning of Period	1,133,196,250	726,762,811
End of Period	$1,119,482,603	$1,133,196,250
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,833,440	21,320,464
Class L	5,159,673	4,532
Institutional Class	9,870,518	8,674,889
Shares issued in reinvestment of distributions
Investor Class	87,590	1,328,268
Class L	44,765	5,516
Institutional Class	545,930	5,804,175
Shares redeemed
Investor Class	(4,766,822)	(6,722,409)
Class L	(179,815)	(7,917)
Institutional Class	(5,967,826)	(16,721,723)
Net Increase	17,627,453	13,685,795
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2022 (Unaudited)	$20.90	0.10	(4.22)	(4.12)	(0.04)	-	(0.04)	$16.74	(19.72%) (d)
12/31/2021	$17.74	0.18	4.07	4.25	(0.29)	(0.80)	(1.09)	$20.90	24.01%
12/31/2020	$16.65	0.18	1.93	2.11	(0.16)	(0.86)	(1.02)	$17.74	13.10%
12/31/2019	$13.77	0.19	3.31	3.50	(0.05)	(0.57)	(0.62)	$16.65	25.49%
12/31/2018	$16.81	0.19	(2.11)	(1.92)	(0.11)	(1.01)	(1.12)	$13.77	(11.56%)
12/31/2017	$15.36	0.17	2.22	2.39	(0.10)	(0.84)	(0.94)	$16.81	15.64%
Class L
06/30/2022 (Unaudited)	$10.63	0.05	(2.16)	(2.11)	(0.07)	-	(0.07)	$ 8.45	(19.80%) (d)
12/31/2021	$ 9.48	0.07	2.17	2.24	(0.29)	(0.80)	(1.09)	$10.63	23.71%
12/31/2020	$ 9.27	0.07	1.06	1.13	(0.06)	(0.86)	(0.92)	$ 9.48	13.12%
12/31/2019	$ 7.95	0.09	1.90	1.99	(0.10)	(0.57)	(0.67)	$ 9.27	25.14%
12/31/2018	$10.35	0.12	(1.31)	(1.19)	(0.20)	(1.01)	(1.21)	$ 7.95	(11.75%)
12/31/2017 (e)	$10.00	0.07	1.13	1.20	(0.15)	(0.70)	(0.85)	$10.35	12.10% (d)
Institutional Class
06/30/2022 (Unaudited)	$ 9.89	0.06	(1.99)	(1.93)	(0.08)	-	(0.08)	$ 7.88	(19.55%) (d)
12/31/2021	$ 8.92	0.12	2.05	2.17	(0.40)	(0.80)	(1.20)	$ 9.89	24.45%
12/31/2020	$ 8.92	0.12	1.00	1.12	(0.26)	(0.86)	(1.12)	$ 8.92	13.49%
12/31/2019	$ 7.68	0.14	1.84	1.98	(0.17)	(0.57)	(0.74)	$ 8.92	25.96%
12/31/2018	$10.01	0.15	(1.24)	(1.09)	(0.23)	(1.01)	(1.24)	$ 7.68	(11.22%)
12/31/2017	$ 9.54	0.14	1.37	1.51	(0.20)	(0.84)	(1.04)	$10.01	16.05%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2022 (Unaudited)	$629,791	0.56% (g)	0.55% (g)	1.04% (g)	7% (d)
12/31/2021	$615,786	0.56%	0.55%	0.88%	25%
12/31/2020	$240,113	0.56%	0.55%	1.17%	27%
12/31/2019	$252,895	0.55%	0.55%	1.22%	16%
12/31/2018	$274,730	0.55%	0.55%	1.12%	25%
12/31/2017	$344,709	0.58%	0.58%	1.06%	25%
Class L
06/30/2022 (Unaudited)	$ 42,958	1.09% (g)	0.79% (g)	1.06% (g)	7% (d)
12/31/2021	$ 630	1.54%	0.80%	0.60%	25%
12/31/2020	$ 542	0.96%	0.80%	0.87%	27%
12/31/2019	$ 13,067	1.08%	0.80%	1.00%	16%
12/31/2018	$ 4,711	2.26%	0.78%	1.25%	25%
12/31/2017 (e)	$ 340	4.61% (g)	0.79% (g)	0.93% (g)	25%
Institutional Class
06/30/2022 (Unaudited)	$446,734	0.19% (g)	0.19% (g)	1.38% (g)	7% (d)
12/31/2021	$516,781	0.19%	0.19%	1.20%	25%
12/31/2020	$486,108	0.19%	0.19%	1.53%	27%
12/31/2019	$502,829	0.19%	0.19%	1.59%	16%
12/31/2018	$452,064	0.19%	0.19%	1.49%	25%
12/31/2017	$500,191	0.22%	0.22%	1.43%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 7, 2017.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective March 18, 2022 the Class L shares were reopened to new investors. Prior to March 18, 2022 Class L shares were closed to new investors where existing shareholders could continue to contribute, reinvest dividends and capital gains arising from Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2022

As of June 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$1,097,824,388
Gross unrealized appreciation on investments	160,718,958
Gross unrealized depreciation on investments	(146,421,118)
Net unrealized appreciation on investments	$14,297,840
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2022

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 78 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2022 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$291,939 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(3,497,708)	Net change in unrealized depreciation on futures contracts	$(623,785)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The

Semi-Annual Report - June 30, 2022

agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$38,376	$61,165	$33,593	$54,863	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $298,954,202 and $76,153,819, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $11,133,563 and received collateral as reported on the Statement of Assets and Liabilities of $11,535,959 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2022

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West S&P Mid Cap 400® Index Fund changed its name to the Empower S&P Mid Cap 400® Index Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P Mid Cap 400 Index Fund (the “Fund,” and together with the Company’s other series, the “Great-West Funds”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Empower is a wholly-owned subsidiary of GWL&A; references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)

The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) MidCap 400® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), the Fund’s Institutional Class outperformed its performance universe median for each period reviewed, ranking in the second, second and first quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2021, respectively.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index, noting that although the Investor Class underperformed, and the Institutional Class slightly underperformed, the Index for each period reviewed, any underperformance observed was primarily a result of the Fund’s expenses. In this connection, the Board noted GWCM’s statement that the Fund has accurately tracked the performance of the Index over time. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its operational risk controls, among other things.
In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.

The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Contractual Management Fee for each class of the Fund was lower than its respective peer group median contractual management fee. The Board also observed that the Fund’s Investor Class total annual operating expense ratio was in the third quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). The Fund’s Institutional Class total annual operating expense ratio was lower than the median of its peer group, ranking in the first quintile of its peer group. In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was below that of the Fund’s peer group. In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints. Also considered by the Board was its observation regarding the Fund’s Contractual Management Fee for each class being below its peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.

In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022